Note 35 - Purchase and sale commitments and future payment obligations- Purchase and sale commitments (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Member | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	€ 41,902,000,000	€ 36,815,000,000	€ 0
Total Member | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	4,054,000,000	6,178,000,000	40,077,000,000
Total Member | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	33,941,000,000	27,262,000,000	0
Total Member | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	1,843,000,000	772,000,000	26,368,000,000
Total Member | Total Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	45,956,000,000	42,993,000,000	40,077,000,000
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	35,784,000,000	28,034,000,000	26,368,000,000
Central Banks [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	7,635,000,000	10,511,000,000	0
Central Banks [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	826,000,000	375,000,000	6,155,000,000
Central Banks [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	535,000,000	2,163,000,000	0
Central Banks [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	0	0	305,000,000
Credit Institutions [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	24,578,000,000	14,839,000,000	0
Credit Institutions [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	2,693,000,000	4,593,000,000	24,843,000,000
Credit Institutions [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	21,219,000,000	13,305,000,000	0
Credit Institutions [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	1,817,000,000	478,000,000	13,861,000,000
Customer Deposits [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	9,689,000,000	11,466,000,000	0
Customer Deposits [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	535,000,000	1,209,000,000	9,079,000,000
Customer Deposits [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	12,187,000,000	11,794,000,000	0
Customer Deposits [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	€ 26,000,000	€ 294,000,000	€ 12,202,000,000